share-based compensation - Employee share purchase plan (Details) - Employee share purchase plan - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
share-based compensation
Dividend reinvestment in Common Shares	$ 34	$ 34
Purchase plan discount		0.00%	0.00%